Document and Entity Information Document and Entity Information	Apr. 25, 2023
Document Information [Line Items]
Entity Incorporation, State or Country Code	PA
Amendment Flag	false
Entity Registrant Name	FIRST COMMONWEALTH FINANCIAL CORP /PA/
Document Fiscal Year Focus	2023
Entity Address, State or Province	PA
Entity File Number	001-11138
Entity Tax Identification Number	25-1428528
Document Type	8-K
Entity Address, Address Line One	601 Philadelphia Street
Entity Address, City or Town	Indiana,
Entity Address, Postal Zip Code	15701
Document Period End Date	Apr. 25, 2023
City Area Code	724
Local Phone Number	349-7220
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Fiscal Period Focus	FY
Entity Central Index Key	0000712537
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	FCF
Security Exchange Name	NYSE